Schedule of Weighted Average Diluted Common Shares Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	72,776,508	7,936,734	40,578,547	7,945,234
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	981,126	466,176	1,110,526	474,676
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	56,200,558	5,350,558	22,600,558	5,350,558
Common Stock Senior Convertible Note [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	14,758,874	2,120,000	16,031,513	2,120,000
10% Percentage Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			835,950
10% Series A Cumulative Redeemable Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	835,950